dividends per share (Tables)	6 Months Ended
Jun. 30, 2022
dividends per share
Dividends per share

Six-month periods ended June 30 (millions except per share amounts)	2022				2021
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2022	$0.3274	Apr. 1, 2022	$450	Mar. 11, 2021	$0.3112	Apr. 1, 2021	$404
Quarter 2 dividend	Jun. 10, 2022	0.3386	Jul. 4, 2022	467	Jun. 10, 2021	0.3162	Jul. 2, 2021	428
		$0.6660		$917		$0.6274		$832